Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income for the period including non-controlling interests	$ 1,677,536	$ 1,637,055	$ 4,294,257	$ 3,583,534
Adjustments to reconcile net income to net cash:
Stock based compensation	54,271	39,589	210,112	156,012
Depreciation and amortization	232,488	232,965	965,935	851,672
Lease right of use financing	2,539	8,187	22,057	53,768
Lease right of use amortization	13,546	74,884	265,846	331,773
Gain on investments	(36,764)	(208,968)	(507,143)	(877,358)
Bad debt expense			6,979	1,016
Deferred income tax expense (recovery)			363,317	409,553
Gain on sale of equipment				(9,490)
Gain on sale of land			(44,330)
PPP loan forgiveness		(537,960)	(537,960)
Changes in non-cash working capital items:
Increase in accounts receivable	(2,813,819)	(1,649,501)	(1,246,495)	(1,420,614)
Increase in inventories	(2,712,646)	(1,616,862)	(1,275,746)	1,284,607
(Increase) Decrease in prepaid expenses	(417,761)	59,204	(139,714)	(83,809)
Increase (Decrease) in accounts payable and accrued liabilities	940,734	(872,823)	102,856	553,478
Increase in taxes payable	712,446	513,323	2,021,048	770,243
Decrease in deferred revenue	(77,578)	(35,860)	34,727	101,056
Cash used in operating activities	(2,425,008)	(2,356,767)	4,535,746	5,705,441
Investing activities
Return of long term deposits				22,090
Purchase of investments			(500,000)	(3,152,025)
Proceeds of equity investment distributions	7,500	12,500	359,300	972,295
Acquisition of ENP Realty LLC				13,419
Sale of property and equipment			263,380	9,490
Net purchase of property, equipment and leaseholds	(176,684)	(96,136)	(782,219)	(1,080,598)
Cash used in investing activities	(169,184)	(83,636)	(659,539)	(3,215,329)
Financing activities
Draw from short term line of credit	2,647,726	1,112,361
Distributions to non-controlling interests	(265,922)	(157,952)
Advance (repayment) of short term line of credit			184,746	(273,909)
Repayment of long term debt	(209,629)	(208,857)	(943,080)	(4,395,915)
Proceeds of long term debt				3,413,160
Lease financing costs	(16,085)	(83,070)	(287,903)	(385,541)
Repayment of convertible note				(500,000)
Distribution to non-controlling interest			(804,003)	(594,882)
Proceeds from issuance of common stock	56,940	76,360	140,440	39,750
Cash provided by financing activities	2,213,030	738,842	(1,709,800)	(2,697,337)
Effect of exchange rate changes on cash	42,543	82,352	96,391	45,331
Outflow of cash	(338,619)	(1,619,209)	2,262,798	(161,894)
Cash and cash equivalents, beginning	6,735,574	4,472,776	4,472,776	4,634,670
Cash, cash equivalents and restricted cash, ending	6,396,955	2,853,567	6,735,574	4,472,776
Cash and cash equivalents are comprised of:
Cash and cash equivalents	5,371,608	1,853,567	5,710,227	3,472,776
Term deposits	1,025,347	1,000,000	1,025,347	1,000,000
Supplemental disclosure of cash flow information:
Income taxes paid				464,026
Interest paid	$ 57,618	$ 62,274	179,029	260,657
Inventory additions in accounts payable and accrued liabilities			$ 250,923	$ 397,140